HARRIS INSIGHT FUNDS TRUST
                               3200 Horizon Drive
                            King of Prussia, PA 19406

                                  June 28, 2000


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                           Harris Insight Funds Trust
                       1933 Act Registration No. 33-64915
                       1940 Act Registration No. 811-7447

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in post-effective amendment number 14 to the Trust's registration statement on Form N-1A; and

     b. the text of post-effective amendment number 14 to the Trust's registration statement was filed with the Commission via EDGAR on May 1, 2000.

                                            Very truly yours,

                                            Harris Insight Funds Trust



                                            /s/ David C. Lebisky
                                            --------------------------
                                            By:  David C. Lebisky
                                            Its:  Assistant Secretary